Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable	$ 150.0	$ 153.5
Unearned income deducted from accounts and notes receivable	4.4	4.1
Allowance for doubtful accounts	28.8	35.3
Provision (income) expense for doubtful accounts reported in selling, general and administrative expenses	$ (2.7)	$ (0.6)	$ (0.9)